FAIR VALUE	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
FAIR VALUE
FAIR VALUE

3. FAIR VALUE

In accordance with the Fair Value Measurements and Disclosures Topic of ASC 820, the Company groups its financial assets and financial liabilities generally measured at fair value in three levels, based on the markets in which the assets and liabilities are traded, and the reliability of the assumptions used to determine fair value:

●	Level 1: Input prices quoted in an active market for identical financial assets or liabilities.
●	Level 2: Inputs other than prices quoted in Level 1, such as prices quoted for similar financial assets and liabilities in active markets, prices for identical assets, and liabilities in markets that are not active or other inputs that are observable or can be corroborated by observable market data.
●	Level 3: Input prices quoted that are significant to the fair value of the financial assets or liabilities which are not observable or supported by an active market.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The carrying value of cash and cash equivalents approximates fair value as maturities are less than three months. The carrying amounts reported for other current financial assets and liabilities approximate fair value because of their short-term nature. As of September 30, 2024, the Company does not have any Level 1 or Level 2 liabilities.

July 2024 Warrants

As part of the July 2024 financing the Company issued Tranche A, B, and C warrants (the 2024 Warrants) to purchase shares of common stock (see Note 2). The fair value of the 2024 warrants was determined using a probability-weighted expected return method (PWERM) with a scenario-based Monte Carlo simulation and Black-Scholes model. The PWERM is a scenario-based methodology that estimates the fair value of the Company’s different classes of equity based upon an analysis of future values for the Company, assuming various outcomes. Under both models, assumptions and estimates are used to value the warrants. The Company assesses these assumptions and estimates on a quarterly basis as additional information that impacts the assumptions is obtained. The quantitative elements associated with the inputs impacting the fair value measurement of the 2024 Warrants include the value per share of the underlying common stock, the timing, form and overall value of the expected exits for the stockholders, the risk-free interest rate, the expected dividend yield and the expected volatility of the Company’s shares. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the remaining contractual term of the warrants. The Company estimated a 0% dividend yield based on the expected dividend yield and the fact that the Company has never paid or declared cash dividends. Expected volatility was determined based upon the historical volatility of the Company’s common stock.

The 2024 Warrants are classified within the Level 3 hierarchy because of the nature of these inputs and the valuation technique utilized, and had a fair value of $12,000,000 and $6,900,000 as of July 21, 2024, the date of issuance, and September 30, 2024, respectively, which is included in the warrant liability caption on the accompanying balance sheets.

The following table summarizes the modified option-pricing assumptions used on September 30, 2024 and December 31, 2023:

	July 21,	September 30,
	2024	2024
Volatility	75.9-82.0%	80.6-83.0%
Risk-free interest rate	4.10-4.20%	3.50-3.60%
Expected life (years)	0.7-5.0	0.5-4.8
Dividend	0%	0%

September 2023 Warrants

As part of the September 2023 financing (see Note 2) the Company issued Tranche A and Tranche B warrants (the 2023 Warrants) to purchase shares of preferred stock which, on an as-converted basis, represented an aggregate of 21,025,641 shares of common stock. The fair value of the Tranche A and B warrants was determined using a probability-weighted expected return method (PWERM) with a scenario-based Monte Carlo simulation and Black-Scholes model. The PWERM is a scenario-based methodology that estimates the fair value of the Company’s different classes of equity based upon an analysis of future values for the Company, assuming various outcomes. Under both models, assumptions and estimates are used to value the preferred stock warrants. The Company assesses these assumptions and estimates on a quarterly basis as additional information that impacts the assumptions is obtained. The quantitative elements associated with the inputs impacting the fair value measurement of the 2023 Warrants include the value per share of the underlying common stock, the timing, form and overall value of the expected exits for the stockholders, the risk-free interest rate, the expected dividend yield and the expected volatility of the Company’s shares. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the remaining contractual term of the warrants. The Company estimated a 0% dividend yield based on the expected dividend yield and the fact that the Company has never paid or declared cash dividends. Expected volatility was determined based upon the historical volatility of the Company’s common stock.

As previously described, all of the Tranche A warrants were exercised in January 2024. Additionally, in July 2024, the holders of the Tranche B warrants exercised all but 105.00 of the Tranche B warrants outstanding. As a result, those warrants were marked-to-market on July 21, 2024, the date of the exercise and subsequent settlement.

The 2023 Warrants are classified within the Level 3 hierarchy because of the nature of these inputs and the valuation technique utilized, and had a fair value of $30,000 and $4,200,000 as of September 30, 2024 and December 31, 2023, respectively, which is included in the warrant liability caption on the accompanying balance sheets.

The following table summarizes the modified option-pricing assumptions used on September 30, 2024 and December 31, 2023:

	September 30,	December 31,
	2024	2023
Volatility	81.0-85.0%	82.0-83.0%
Risk-free interest rate	4.41%	3.80-5.40%
Expected life (years)	0.8-4.2	0.3-4.7
Dividend	0%	0%

At the time the Tranche A warrants were exercised, their fair value, calculated as the difference between the common stock conversion rate in the Series E-3 preferred stock and the trading price of the stock when the warrants were exercised, was determined to be $4,800,000. Due to the settlement of the Tranche A warrants relieving the Company of any further related obligation, the liability was reclassified to equity in accordance with ASC 815. The Tranche B warrants continue to be classified as a liability due to a cash settlement feature in the agreement.

October 2022 Warrants

In October 2022 the Company issued a total of 5,151,098 common warrants that are immediately exercisable with a five-year life and a strike price of $1.96 for shares of common stock (the 2022 Common Warrants), and 1,875,941 pre-funded warrants (the 2022 Pre-Funded Warrants) to acquire shares of common stock (see Note 6). The 2022 Pre-Funded Warrants are exercisable by the holder upon payment of the par value of the common stock and are classified as Level 2 liabilities as their value is equal to the Company’s common stock value less the par value.

The fair value of the 2022 Common Warrants was determined by utilizing a Black-Scholes option-pricing model. The quantitative elements associated with the inputs impacting the fair value measurement of the 2022 Common Warrants include the value per share of the underlying common stock, the risk-free interest rate, the expected dividend yield and the expected volatility of the Company’s shares. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the remaining contractual term of the warrants. The Company estimated a 0% dividend yield based on the expected dividend yield and the fact that the Company has never paid or declared cash dividends. Expected volatility was determined based upon the historical volatility of the Company’s common stock. These warrants are classified within the Level 3 hierarchy because of the nature of these inputs and the valuation technique utilized. The following table summarizes the assumptions used at each financial reporting date:

	September 30,	December 31,
	2024	2023
Volatility	78.3%	81.1%
Risk-free interest rate	3.58%	3.84%
Expected life (years)	3.1	3.8
Dividend	0%	0%

The following table summarizes the changes in the fair market value of the warrants which are classified within the Level 3 fair value hierarchy.

Level 3
Fair value of Level 3 liabilities as of December 31, 2023	$13,131,691
Change in warrant fair value	(4,566,773)
Issuance of July 2024 Inducement Warrants	12,000,000
Settlement of 2023 Tranche A Warrants to equity	(4,800,000)
Settlement of 2023 Tranche B Warrants to equity	(2,610,000)
Exercise of October 2022 Warrants	(1,225,676)
June 30, 2024, fair value of Level 3 liabilities	$11,929,242

3. FAIR VALUE

In accordance with Fair Value Measurements and Disclosures Topic of the FASB ASC 820, the Company groups its financial assets and financial liabilities generally measured at fair value in three levels, based on the markets in which the assets and liabilities are traded, and the reliability of the assumptions used to determine fair value.

●	Level 1: Input prices quoted in an active market for identical financial assets or liabilities.
●	Level 2: Inputs other than prices quoted in Level 1, such as prices quoted for similar financial assets and liabilities in active markets, prices for identical assets, and liabilities in markets that are not active or other inputs that are observable or can be corroborated by observable market data.
●	Level 3: Input prices quoted that are significant to the fair value of the financial assets or liabilities which are not observable or supported by an active market.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The carrying value of cash and cash equivalents approximates fair value as maturities are less than three months. The carrying amounts reported for other current financial assets and liabilities approximate fair value because of their short-term nature.

The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period, pursuant to the policy described in Note 2. This determination requires significant judgments be made. The following table summarizes the conclusions reached as of December 31, 2023 and 2022 for financial instruments measured at fair value on a recurring basis

	Balance	Level 1	Level 2	Level 3
December 31, 2023
Cash and cash equivalents	$9,564,988	$9,564,988	$—	$—
Total assets	$9,564,988	$9,564,988	$—	$—

Warrant liability	$16,120,898	$—	$2,989,207	$13,131,691
Total liabilities	$16,120,898	$—	$2,989,207	$13,131,691

December 31, 2022
Cash and cash equivalents	$19,866,358	$19,866,358	$—	$—
Total assets	$19,866,358	$19,866,358	$—	$—

Warrant liability	$5,972,252	$—	$—	$5,972,252
Total liabilities	$5,972,252	$—	$—	$5,972,252

In September 2023 the Company issued warrants to purchase shares of preferred stock which, on an as-converted basis, represent an aggregate of 21,025,641 shares of common stock (the September 2023 Warrants) (see Note 6). The fair value of the September 2023 Warrants was determined using a probability-weighted expected return method (PWERM) with a scenario-based Monte Carlo simulation and Black-Scholes model. The PWERM is a scenario-based methodology that estimates the fair value of the Company’s different classes of equity based upon an analysis of future values for the Company, assuming various outcomes. Under both models, assumptions and estimates are used to value the preferred stock warrants. The Company assesses these assumptions and estimates on a quarterly basis as additional information that impacts the assumptions is obtained. The quantitative elements associated with the inputs impacting the fair value measurement of the September 2023 Warrants include the value per share of the underlying common stock, the timing, form and overall value of the expected exits for the stockholders, the risk-free interest rate, the expected dividend yield and the expected volatility of the Company’s shares. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the remaining contractual term of the warrants. The Company estimated a 0% dividend yield based on the expected dividend yield and the fact that the Company has never paid or declared cash dividends. Expected volatility was determined based upon the historical volatility of the Company’s common stock. These warrants are classified within the Level 3 hierarchy because of the nature of these inputs and the valuation technique utilized. The September 2023 Warrants had a fair value of $4,200,000, which is included in the warrant liability caption on the accompanying balance sheet as of December 31, 2023.

The following table summarizes the modified option-pricing assumptions used on September 8, 2023, which was the date of issuance, and December 31, 2023:

	September 8	December 31
Volatility	83.0-84.0%	82.0-83.0%
Risk-free interest rate	4.39-5.53%	3.80-5.40%
Expected life (years)	0.4-5.0	0.3-4.7
Dividend	0%	0%

In October 2022 the Company issued a total of 5,151,098 common warrants that are immediately exercisable with a five-year life and a strike price of $1.96 for shares of common stock (the 2022 Common Warrants), and 1,875,941 pre-funded warrants (the 2022 Pre-Funded Warrants) to acquire shares of common stock (see Note 6). The 2022 Pre-Funded Warrants are exercisable by the holder upon payment of the par value of the common stock and are classified as Level 2 liabilities as their value is equal to the Company’s common stock value less the par value.

The fair value of the 2022 Common Warrants was determined by utilizing a Black-Scholes option-pricing model. The quantitative elements associated with the inputs impacting the fair value measurement of the 2022 Common Warrants include the value per share of the underlying common stock, the risk-free interest rate, the expected dividend yield and the expected volatility of the Company’s shares. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the remaining contractual term of the warrants. The Company estimated a 0% dividend yield based on the expected dividend yield and the fact that the Company has never paid or declared cash dividends. Expected volatility was determined based upon the historical volatility of the Company’s common stock. These warrants are classified within the Level 3 hierarchy because of the nature of these inputs and the valuation technique utilized. The following table summarizes the assumptions used upon issuance and at each financial reporting date:

	October 20,	December 31,	December 31,
	2022	2022	2023
Volatility	84.5%	86.5%	81.1%
Risk-free interest rate	4.45%	3.99%	3.84%
Expected life (years)	5.0	4.8	3.8
Dividend	0%	0%	0%

The following table summarizes the changes in the fair market value of the warrants which are classified within the Level 3 fair value hierarchy, inclusive of all Preferred and Common Warrants, excluding the Pre-Funded Common Warrants:

Level 3
Fair value of Level 3 liabilities as of January 1, 2022	$2,600,000
Issuance of 2022 Common Warrants	7,005,493
Change in fair value	(3,633,241)
December 31, 2022, fair value of Level 3 liabilities	$5,972,252
Issuance of September 2023 Warrants	$4,800,000
Exercise of 2022 Common Warrants	(732,612)
Change in fair value	3,092,051
December 31, 2023, fair value of Level 3 liabilities	$13,131,691